First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
CLOSED-END FUNDS — 87.1%
	Capital Markets — 87.1%
48,851	abrdn Global Infrastructure Income Fund	$852,939
48,434	abrdn Healthcare Investors	722,151
49,996	abrdn Healthcare Opportunities Fund	858,431
9,497	abrdn Life Sciences Investors	113,489
20,010	Adams Natural Resources Fund, Inc.	410,405
16,535	Angel Oak Financial Strategies Income Term Trust	200,074
10,092	Apollo Tactical Income Fund, Inc.	129,480
70,587	Ares Dynamic Credit Allocation Fund, Inc.	907,749
29,636	BlackRock Capital Allocation Term Trust	438,316
13,374	BlackRock Multi-Sector Income Trust	201,011
21,265	BlackRock Resources & Commodities Strategy Trust	189,471
19,565	BlackRock Science & Technology Trust	665,406
8,703	BlackRock Utilities Infrastructure & Power Opportunities Trust	176,323
51,710	Blackstone Strategic Credit 2027 Term Fund	565,707
14,263	Central Securities Corp.	528,016
30,870	Cohen & Steers Infrastructure Fund, Inc.	662,162
32,046	Cohen & Steers REIT and Preferred and Income Fund, Inc.	594,453
26,036	DoubleLine Income Solutions Fund	311,130
37,217	Eaton Vance Short Duration Diversified Income Fund	375,147
37,951	Eaton Vance Tax-Advantaged Dividend Income Fund	785,586
63,439	Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,048,647
37,659	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	854,859
97,652	FS Credit Opportunities Corp.	552,710
38,032	Gabelli Dividend & Income Trust (The)	772,430
12,267	General American Investors Co., Inc.	513,742
43,848	John Hancock Tax-Advantaged Dividend Income Fund	819,958
Shares	Description	Value

	Capital Markets (Continued)
12,767	Kayne Anderson Energy Infrastructure Fund	$109,413
48,554	MainStay CBRE Global Infrastructure Megatrends Term Fund	618,578
6,083	Nuveen Corporate Income 2023 Target Term Fund (a) (b)	59,030
127,207	Nuveen Credit Strategies Income Fund	639,851
57,318	Nuveen Floating Rate Income Fund	457,971
7,818	Nuveen Mortgage and Income Fund	128,059
81,270	Nuveen Preferred & Income Opportunities Fund	522,566
34,241	Nuveen Real Asset Income and Growth Fund	379,048
24,022	Nuveen Variable Rate Preferred & Income Fund	384,352
58,050	PGIM Global High Yield Fund, Inc.	640,292
7,701	PIMCO Access Income Fund	110,817
44,615	PIMCO Dynamic Income Opportunities Fund	541,626
40,927	Principal Real Estate Income Fund	381,440
16,507	Reaves Utility Income Fund	436,115
13,013	Royce Micro-Cap Trust, Inc.	111,001
31,218	Royce Value Trust, Inc.	418,321
21,315	Source Capital, Inc.	854,305
8,835	Tortoise Power and Energy Infrastructure Fund, Inc.	119,891
25,132	Tri-Continental Corp.	699,424
3,246	Virtus Artificial Intelligence & Technology Opportunities Fund	55,929
49,523	Western Asset High Income Opportunity Fund, Inc.	189,673
37,547	Western Asset Inflation-Linked Opportunities & Income Fund	319,525
7,764	Western Asset Investment Grade Defined Opportunity Trust, Inc.	126,941
	Total Closed-End Funds	22,553,960
	(Cost $27,009,718)
EXCHANGE-TRADED FUNDS — 7.8%
	Capital Markets — 7.8%
35,682	Invesco Variable Rate Investment Grade ETF	889,445

First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (Continued)
	Capital Markets (Continued)
21,471	ProShares Short S&P500	$294,582
9,253	SPDR Bloomberg 1-3 Month T-Bill ETF, Class B	849,796
	Total Exchange-Traded Funds	2,033,823
	(Cost $2,093,837)
MONEY MARKET FUNDS — 4.2%
1,080,631	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.23% (c)	1,080,631
	(Cost $1,080,631)

	Total Investments — 99.1%	25,668,414
	(Cost $30,184,186)
	Net Other Assets and Liabilities — 0.9%	237,367
	Net Assets — 100.0%	$25,905,781

(a)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At November 30, 2023, securities
noted as such are valued at $59,030 or 0.2% of net assets.

(c)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$ 22,553,960	$ 22,494,930	$ 59,030	$ —
Exchange-Traded Funds*	2,033,823	2,033,823	—	—
Money Market Funds	1,080,631	1,080,631	—	—
Total Investments	$25,668,414	$25,609,384	$59,030	$—

*	See Portfolio of Investments for industry breakout.

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments
November 30, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 92.1%
	Alabama — 3.5%
$250,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No. 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	$247,530
250,000	Southeast Energy Auth A Cooperative Dist, Ser B (Mandatory put 12/01/31)	4.00%	12/01/51	243,464
				490,994
	Arizona — 3.1%
250,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (a)	4.00%	12/15/51	180,955
250,000	Indl Dev Auth of The Cnty of Pima (The), Ser A (a)	6.25%	11/15/35	253,061
				434,016
	Arkansas — 0.7%
100,000	AR Dev Fin Auth Envrnmntl Rev Green Bond United States Steel Corp Proj, AMT	5.45%	09/01/52	97,164
	California — 9.8%
250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	253,492
300,000	City of Long Beach CA Arpt System Rev, Ser A, AGM	5.00%	06/01/37	339,376
250,000	Elk Grove CA Fin Auth Spl Tax Rev Laguna Ridge CFD #2005-1	4.00%	09/01/50	209,832
300,000	San Francisco City & Cnty Pub Util Commn Pwr Rev, Ser B	4.00%	11/01/42	304,088
245,000	Tobacco Securitization Auth of Southern CA, Ser A	5.00%	06/01/35	260,351
				1,367,139
	Colorado — 4.8%
200,000	City & Cnty of Denver CO, AMT	5.00%	10/01/32	197,973
250,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/41	201,493
250,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	266,492
				665,958
	Florida — 8.6%
250,000	Black Creek Cmnty Dev Dist	5.13%	06/15/32	249,995
265,000	Cnty of Miami-Dade FL Aviation Rev, Ser B, AMT	5.00%	10/01/40	268,154
250,000	N Sumter Cnty Util Dependent Dist, AGM	4.00%	10/01/41	250,821
250,000	Ridge at Apopka CDD Fl Spl Assmnt	5.38%	05/01/42	244,981
250,000	Sawyers Landing Cmnty Dev Dist	4.25%	05/01/53	183,613
				1,197,564
	Georgia — 1.7%
250,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	244,322
	Guam — 1.9%
250,000	Territory of Guam, Ser F	5.00%	01/01/28	261,188
	Illinois — 5.9%
300,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	312,736
250,000	IL Fin Auth, Ser A	5.00%	10/01/34	267,696
250,000	St of IL, Ser B	4.00%	12/01/37	247,356
				827,788
	Indiana — 2.2%
300,000	Indianapolis Loc Pub Impmt Bond Bank Convention Ctr Hotel Sr Rev Bond, Ser E (b)	6.00%	03/01/53	310,278
	Iowa — 1.8%
250,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42)	5.00%	12/01/50	250,178

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kansas — 3.5%
$250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (a)	5.75%	09/01/39	$240,468
250,000	Wyandotte Cnty KS Kansas City Unif Govt Util Sys Rev, Ser A	5.00%	09/01/40	253,824
				494,292
	Kentucky — 2.1%
300,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Green Bond, Ser B-1 (c)	4.30%	08/01/61	300,000
	Mississippi — 2.1%
300,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj Ref MS Pwr Co Proj Remk, AMT (c)	3.75%	05/01/28	300,000
	Missouri — 1.7%
250,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svc Projs Svcs Projs, Ser A	5.00%	02/01/42	236,564
	New York — 6.0%
300,000	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Social Bonds Tomopkins Terrace Housing LP Proj	5.00%	10/01/40	320,761
250,000	New York St Dorm Auth Revs Non St Supported Debt Ref- Northwell Hlth Oblig Grp	5.00%	05/01/38	269,281
250,000	NY City Transitional Fin Auth Future Tax Secured Rev (c)	3.25%	05/01/34	250,000
				840,042
	North Carolina — 1.4%
250,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For The Aging Ref, Ser A	4.00%	03/01/41	189,597
	Ohio — 8.9%
250,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser B-2	5.00%	06/01/55	220,885
300,000	Cnty of Montgomery OH	4.00%	08/01/41	286,338
250,000	OH Higher Eductnl Fac Commn	5.00%	02/01/35	271,348
250,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (a)	5.00%	07/01/49	212,602
250,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	251,126
				1,242,299
	Oregon — 3.4%
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	222,085
250,000	Union Cnty Hosp Facs Auth	5.00%	07/01/41	250,145
				472,230
	Pennsylvania — 1.8%
250,000	Allegheny Cnty Hosp Dev Auth Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/37	249,756
	Puerto Rico — 5.1%
250,000	Puerto Rico Cmwlth Hwy & Transprtn Auth Restructured Toll Restructured, Ser A	5.00%	07/01/62	247,500
250,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/35	229,256
250,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Converted, Ser A-2	4.33%	07/01/40	237,267
				714,023

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina — 3.5%
$250,000	Patriots Energy Grp Fing Agy, Ser B-1 (Mandatory put 03/01/31)	5.25%	02/01/54	$265,471
250,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/32	225,251
				490,722
	Texas — 5.4%
250,000	City of Austin TX Arpt Sys Rev, AMT	5.00%	11/15/41	262,669
250,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (a)	5.00%	09/15/51	226,190
250,000	TX Muni Gas Acq & Supply Corp IV, Ser B (Mandatory put 01/01/34)	5.50%	01/01/54	269,099
				757,958
	Vermont — 1.8%
300,000	VT Econ Dev Auth	4.00%	05/01/37	257,697
	Wisconsin — 1.4%
250,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	5.00%	07/01/55	201,926
	Total Municipal Bonds			12,893,695
	(Cost $13,055,888)

Shares	Description	Value
CLOSED-END FUNDS — 4.7%
	Capital Markets — 4.7%
2,995	BlackRock Municipal Income Fund, Inc.	33,903
3,183	BlackRock Municipal Income Quality Trust	34,408
6,127	BlackRock Municipal Income Trust II	62,618
2,770	BlackRock MuniHoldings Fund, Inc.	31,689
2,925	BlackRock MuniYield Quality Fund II, Inc.	29,104
6,499	BlackRock MuniYield Quality Fund III, Inc.	70,904
3,063	BlackRock MuniYield Quality Fund, Inc.	34,949
3,479	Eaton Vance Municipal Bond Fund	33,851
3,374	Eaton Vance Municipal Income Trust	32,188
3,428	Invesco Quality Municipal Income Trust	31,469
3,576	Invesco Trust for Investment Grade Municipals	33,829
6,181	Nuveen AMT-Free Municipal Credit Income Fund	69,784
2,921	Nuveen AMT-Free Quality Municipal Income Fund	30,992
2,745	Nuveen Municipal Credit Income Fund	31,430
3,548	Nuveen Municipal Value Fund, Inc.	30,016
2,860	Nuveen Quality Municipal Income Fund	31,288
2,449	Nuveen Select Tax-Free Income Portfolio	34,555
	Total Closed-End Funds	656,977
	(Cost $807,756)

	Total Investments — 96.8%	13,550,672
	(Cost $13,863,644)
	Net Other Assets and Liabilities — 3.2%	450,335
	Net Assets — 100.0%	$14,001,007

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2023, securities noted as such amounted to $1,315,202 or 9.4% of net assets.

(b)	When-issued security. The interest rate shown reflects the rate in effect at November 30, 2023. Interest will begin accruing on the security’s first settlement date.
(c)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Alternative Minimum Tax

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$12,893,695	$—	$12,893,695	$—
Closed-End Funds**	656,977	656,977	—	—
Total Investments	$13,550,672	$656,977	$12,893,695	$—

*	See Portfolio of Investments for state and territory breakout.
**	See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.6%
	Capital Markets — 99.6%
153,340	First Trust Enhanced Short Maturity ETF (a)	$9,132,930
2,310,062	First Trust Limited Duration Investment Grade Corporate ETF (a)	43,175,059
1,028,042	First Trust Low Duration Opportunities ETF (a)	48,934,799
309,570	First Trust Tactical High Yield ETF (a)	12,512,820
80,500	iShares 3-7 Year Treasury Bond ETF	9,260,720
	Total Exchange-Traded Funds	123,016,328
	(Cost $128,945,273)
MONEY MARKET FUNDS — 0.4%
511,608	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.23% (b)	511,608
	(Cost $511,608)

	Total Investments — 100.0%	123,527,936
	(Cost $129,456,881)
	Net Other Assets and Liabilities — 0.0%	19,207
	Net Assets — 100.0%	$123,547,143

(a)	Investment in an affiliated fund.
(b)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 123,016,328	$ 123,016,328	$ —	$ —
Money Market Funds	511,608	511,608	—	—
Total Investments	$123,527,936	$123,527,936	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2023, and for the fiscal year-to-date period (September 1, 2023 to November 30, 2023) are as follows:

Security Name	Shares at 11/30/2023	Value at 8/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2023	Dividend Income
First Trust Enhanced Short Maturity ETF	153,340	$10,242,872	$137,507	$(1,260,666)	$10,178	$3,039	$9,132,930	$117,168
First Trust Limited Duration Investment Grade Corporate ETF	2,310,062	47,720,439	724,085	(5,452,762)	234,585	(51,288)	43,175,059	540,248
First Trust Low Duration Opportunities ETF	1,028,042	54,651,328	723,682	(6,289,059)	270,876	(422,028)	48,934,799	630,419
First Trust Tactical High Yield ETF	309,570	13,715,866	193,750	(1,561,626)	359,158	(194,328)	12,512,820	207,601
First Trust TCW Unconstrained Plus Bond ETF	—	3,434,659	—	(3,384,151)	290,384	(340,892)	—	14,918
		$129,765,164	$1,779,024	$(17,948,264)	$1,165,181	$(1,005,497)	$113,755,608	$1,510,354

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 0.4%
137	Howmet Aerospace, Inc.	$7,206
215	Textron, Inc.	16,482
		23,688
	Air Freight & Logistics — 0.2%
100	Expeditors International of Washington, Inc.	12,034
	Banks — 1.6%
410	Citizens Financial Group, Inc.	11,181
106	JPMorgan Chase & Co.	16,545
185	M&T Bank Corp.	23,711
1,321	Regions Financial Corp.	22,034
357	Zions Bancorp N.A.	12,720
		86,191
	Beverages — 0.1%
84	Celsius Holdings, Inc. (a)	4,159
	Biotechnology — 1.8%
322	AbbVie, Inc.	45,849
486	Gilead Sciences, Inc.	37,228
25	Neurocrine Biosciences, Inc. (a)	2,915
24	Vertex Pharmaceuticals, Inc. (a)	8,515
		94,507
	Broadline Retail — 2.5%
862	Amazon.com, Inc. (a)	125,930
115	eBay, Inc.	4,716
		130,646
	Building Products — 2.8%
212	A.O. Smith Corp.	15,976
198	Builders FirstSource, Inc. (a)	26,554
62	Carlisle Cos., Inc.	17,385
4	Carrier Global Corp.	208
36	Fortune Brands Innovations, Inc.	2,464
55	Lennox International, Inc.	22,366
447	Masco Corp.	27,066
69	Owens Corning	9,355
105	Trane Technologies PLC	23,668
		145,042
	Capital Markets — 2.3%
34	Ameriprise Financial, Inc.	12,019
196	Bank of New York Mellon (The) Corp.	9,471
176	Cboe Global Markets, Inc.	32,065
133	CME Group, Inc.	29,042
64	Intercontinental Exchange, Inc.	7,286
8	MSCI, Inc.	4,167
150	State Street Corp.	10,923
144	Tradeweb Markets, Inc., Class A	13,954
		118,927
Shares	Description	Value

	Chemicals — 2.1%
319	CF Industries Holdings, Inc.	$23,973
15	Ecolab, Inc.	2,876
99	Linde PLC	40,963
56	LyondellBasell Industries N.V., Class A	5,326
330	Mosaic (The) Co.	11,844
20	PPG Industries, Inc.	2,840
55	RPM International, Inc.	5,661
63	Sherwin-Williams (The) Co.	17,564
		111,047
	Commercial Services & Supplies — 0.3%
21	Cintas Corp.	11,618
72	Rollins, Inc.	2,934
		14,552
	Communications Equipment — 2.5%
37	Arista Networks, Inc. (a)	8,129
1,133	Cisco Systems, Inc.	54,815
160	F5, Inc. (a)	27,390
978	Juniper Networks, Inc.	27,824
38	Motorola Solutions, Inc.	12,269
		130,427
	Construction Materials — 0.2%
56	Vulcan Materials Co.	11,959
	Consumer Staples Distribution & Retail — 1.7%
554	Albertsons Cos., Inc., Class A	12,061
39	Costco Wholesale Corp.	23,117
563	Kroger (The) Co.	24,924
130	Walgreens Boots Alliance, Inc.	2,592
176	Walmart, Inc.	27,401
		90,095
	Containers & Packaging — 0.3%
393	International Paper Co.	14,518
18	Packaging Corp. of America	3,024
		17,542
	Distributors — 0.2%
209	LKQ Corp.	9,307
	Diversified REITs — 0.3%
220	WP Carey, Inc.	13,693
	Diversified Telecommunication Services — 0.9%
897	AT&T, Inc.	14,863
808	Verizon Communications, Inc.	30,971
		45,834
	Electric Utilities — 1.9%
254	Constellation Energy Corp.	30,744

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
457	Evergy, Inc.	$23,325
752	FirstEnergy Corp.	27,779
100	PPL Corp.	2,612
89	Southern (The) Co.	6,317
184	Xcel Energy, Inc.	11,195
		101,972
	Electrical Equipment — 1.1%
20	AMETEK, Inc.	3,105
143	Eaton Corp. PLC	32,560
28	Emerson Electric Co.	2,489
48	Hubbell, Inc.	14,400
12	Rockwell Automation, Inc.	3,305
69	Vertiv Holdings Co., Class A	3,012
		58,871
	Electronic Equipment, Instruments & Components — 1.5%
32	CDW Corp.	6,748
366	Jabil, Inc.	42,207
177	Keysight Technologies, Inc. (a)	24,053
40	TE Connectivity Ltd.	5,240
		78,248
	Entertainment — 0.3%
21	Electronic Arts, Inc.	2,898
16	Netflix, Inc. (a)	7,584
27	Roku, Inc. (a)	2,813
92	Warner Music Group Corp., Class A	3,046
		16,341
	Financial Services — 3.6%
220	Berkshire Hathaway, Inc., Class B (a)	79,200
125	Corebridge Financial, Inc.	2,629
64	Fiserv, Inc. (a)	8,359
64	Mastercard, Inc., Class A	26,485
196	Visa, Inc., Class A	50,309
1,997	Western Union (The) Co.	23,225
		190,207
	Food Products — 1.0%
80	Archer-Daniels-Midland Co.	5,899
153	Bunge Global S.A.	16,810
158	Kraft Heinz (The) Co.	5,547
330	Mondelez International, Inc., Class A	23,450
		51,706
	Ground Transportation — 0.2%
197	Uber Technologies, Inc. (a)	11,107
Shares	Description	Value

	Health Care Equipment & Supplies — 0.6%
300	Boston Scientific Corp. (a)	$16,767
46	Stryker Corp.	13,631
		30,398
	Health Care Providers & Services — 5.9%
338	Cardinal Health, Inc.	36,193
166	Cencora, Inc.	33,759
383	Centene Corp. (a)	28,219
39	Cigna Group (The)	10,252
220	CVS Health Corp.	14,949
84	Elevance Health, Inc.	40,277
301	Henry Schein, Inc. (a)	20,086
40	Humana, Inc.	19,394
25	Laboratory Corp. of America Holdings	5,423
85	McKesson Corp.	39,998
8	Molina Healthcare, Inc. (a)	2,925
20	Quest Diagnostics, Inc.	2,745
89	UnitedHealth Group, Inc.	49,214
63	Universal Health Services, Inc., Class B	8,661
		312,095
	Health Care REITs — 0.3%
173	Welltower, Inc.	15,414
	Hotel & Resort REITs — 0.4%
1,108	Host Hotels & Resorts, Inc.	19,357
	Hotels, Restaurants & Leisure — 0.8%
8	Booking Holdings, Inc. (a)	25,006
8	Domino’s Pizza, Inc.	3,143
62	DoorDash, Inc., Class A (a)	5,827
173	DraftKings, Inc., Class A (a)	6,615
		40,591
	Household Durables — 3.0%
298	D.R. Horton, Inc.	38,046
119	Garmin Ltd.	14,547
159	Lennar Corp., Class A	20,339
10	NVR, Inc. (a)	61,554
268	PulteGroup, Inc.	23,696
		158,182
	Household Products — 1.1%
36	Colgate-Palmolive Co.	2,836
48	Kimberly-Clark Corp.	5,939
336	Procter & Gamble (The) Co.	51,582
		60,357
	Independent Power and Renewable Electricity Producers — 0.5%
752	Vistra Corp.	26,628

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial Conglomerates — 1.1%
282	3M Co.	$27,938
228	General Electric Co.	27,770
		55,708
	Insurance — 5.1%
570	Aflac, Inc.	47,145
92	American Financial Group, Inc.	10,524
454	American International Group, Inc.	29,878
12	Aon PLC, Class A	3,942
386	Arch Capital Group Ltd. (a)	32,304
84	Assurant, Inc.	14,114
310	CNA Financial Corp.	13,060
24	Erie Indemnity Co., Class A	7,095
72	Globe Life, Inc.	8,865
339	Hartford Financial Services Group (The), Inc.	26,496
547	Loews Corp.	38,449
4	Markel Group, Inc. (a)	5,756
80	Marsh & McLennan Cos., Inc.	15,954
140	Prudential Financial, Inc.	13,689
		267,271
	Interactive Media & Services — 5.0%
1,197	Alphabet, Inc., Class A (a)	158,639
435	Match Group, Inc. (a)	14,085
276	Meta Platforms, Inc., Class A (a)	90,293
87	Pinterest, Inc., Class A (a)	2,964
		265,981
	IT Services — 2.0%
56	Accenture PLC, Class A	18,656
394	Cognizant Technology Solutions Corp., Class A	27,730
206	DXC Technology Co. (a)	4,765
28	Gartner, Inc. (a)	12,175
201	GoDaddy, Inc., Class A (a)	20,112
151	International Business Machines Corp.	23,942
		107,380
	Machinery — 3.5%
130	Caterpillar, Inc.	32,594
63	Cummins, Inc.	14,122
84	Dover Corp.	11,857
77	Graco, Inc.	6,220
28	Illinois Tool Works, Inc.	6,782
79	Ingersoll Rand, Inc.	5,643
607	PACCAR, Inc.	55,735
37	Parker-Hannifin Corp.	16,028
Shares	Description	Value

	Machinery (Continued)
115	Snap-on, Inc.	$31,589
40	Westinghouse Air Brake Technologies Corp.	4,662
		185,232
	Media — 1.6%
1,409	Comcast Corp., Class A	59,023
810	Fox Corp., Class A	23,927
86	Interpublic Group of (The) Cos., Inc.	2,644
		85,594
	Metals & Mining — 2.2%
199	Nucor Corp.	33,824
130	Reliance Steel & Aluminum Co.	35,784
149	Southern Copper Corp.	10,718
279	Steel Dynamics, Inc.	33,237
		113,563
	Multi-Utilities — 0.9%
228	Consolidated Edison, Inc.	20,545
415	Public Service Enterprise Group, Inc.	25,908
		46,453
	Oil, Gas & Consumable Fuels — 2.8%
233	APA Corp.	8,388
61	Chevron Corp.	8,760
44	ConocoPhillips	5,085
253	Devon Energy Corp.	11,377
288	Exxon Mobil Corp.	29,589
265	HF Sinclair Corp.	13,907
262	Marathon Petroleum Corp.	39,088
46	Phillips 66	5,929
207	Valero Energy Corp.	25,950
		148,073
	Pharmaceuticals — 2.6%
574	Bristol-Myers Squibb Co.	28,344
48	Eli Lilly & Co.	28,370
168	Johnson & Johnson	25,983
157	Merck & Co., Inc.	16,089
1,467	Organon & Co.	16,606
483	Pfizer, Inc.	14,717
525	Viatris, Inc.	4,820
		134,929
	Professional Services — 1.1%
24	Automatic Data Processing, Inc.	5,518
44	Booz Allen Hamilton Holding Corp.	5,506
22	Jacobs Solutions, Inc.	2,798
64	Paychex, Inc.	7,806
328	Robert Half, Inc.	26,889

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
88	SS&C Technologies Holdings, Inc.	$4,951
24	Verisk Analytics, Inc.	5,794
		59,262
	Real Estate Management & Development — 0.2%
153	CBRE Group, Inc., Class A (a)	12,081
	Residential REITs — 0.5%
40	Equity LifeStyle Properties, Inc.	2,844
128	Equity Residential	7,276
146	Mid-America Apartment Communities, Inc.	18,174
		28,294
	Semiconductors & Semiconductor Equipment — 5.6%
158	Applied Materials, Inc.	23,665
89	Broadcom, Inc.	82,390
34	KLA Corp.	18,517
192	Microchip Technology, Inc.	16,021
186	NVIDIA Corp.	86,992
74	NXP Semiconductors N.V.	15,102
52	Qorvo, Inc. (a)	5,018
260	QUALCOMM, Inc.	33,553
140	Skyworks Solutions, Inc.	13,570
		294,828
	Software — 8.2%
33	Adobe, Inc. (a)	20,163
202	AppLovin Corp., Class A (a)	7,571
47	Cadence Design Systems, Inc. (a)	12,844
56	Dynatrace, Inc. (a)	2,999
28	Fair Isaac Corp. (a)	30,453
122	Gen Digital, Inc.	2,694
8	HubSpot, Inc. (a)	3,951
29	Manhattan Associates, Inc. (a)	6,468
851	Microsoft Corp.	322,452
42	Salesforce, Inc. (a)	10,580
19	Splunk, Inc. (a)	2,879
20	Synopsys, Inc. (a)	10,865
		433,919
	Specialized REITs — 1.3%
520	Gaming and Leisure Properties, Inc.	24,300
60	Public Storage	15,526
487	VICI Properties, Inc.	14,556
403	Weyerhaeuser Co.	12,634
		67,016
Shares	Description	Value

	Specialty Retail — 3.3%
20	Advance Auto Parts, Inc.	$1,016
8	AutoZone, Inc. (a)	20,879
358	Bath & Body Works, Inc.	11,678
359	Best Buy Co., Inc.	25,468
36	Home Depot (The), Inc.	11,286
181	Lowe’s Cos., Inc.	35,988
10	O’Reilly Automotive, Inc. (a)	9,824
48	Ross Stores, Inc.	6,258
84	TJX (The) Cos., Inc.	7,401
534	Victoria’s Secret & Co. (a)	14,391
149	Williams-Sonoma, Inc.	27,944
		172,133
	Technology Hardware, Storage & Peripherals — 7.8%
1,810	Apple, Inc.	343,810
148	Dell Technologies, Inc., Class C	11,229
510	HP, Inc.	14,963
351	NetApp, Inc.	32,078
22	Super Micro Computer, Inc. (a)	6,016
		408,096
	Textiles, Apparel & Luxury Goods — 1.4%
29	Deckers Outdoor Corp. (a)	19,255
253	Ralph Lauren Corp.	32,733
614	Tapestry, Inc.	19,446
		71,434
	Tobacco — 0.6%
745	Altria Group, Inc.	31,320
	Trading Companies & Distributors — 0.4%
96	Fastenal Co.	5,757
18	W.W. Grainger, Inc.	14,152
10	Watsco, Inc.	3,822
		23,731
	Wireless Telecommunication Services — 0.1%
26	T-Mobile US, Inc.	3,912
	Total Common Stocks	5,247,334
	(Cost $4,658,925)

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
12,383	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.23% (b)	$12,383
	(Cost $12,383)

	Total Investments — 99.9%	5,259,717
	(Cost $4,671,308)
	Net Other Assets and Liabilities — 0.1%	3,092
	Net Assets — 100.0%	$5,262,809

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,247,334	$ 5,247,334	$ —	$ —
Money Market Funds	12,383	12,383	—	—
Total Investments	$5,259,717	$5,259,717	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 0.5%
60	Curtiss-Wright Corp.	$12,834
78	Moog, Inc., Class A	10,921
		23,755
	Automobiles — 0.3%
152	Thor Industries, Inc.	15,059
	Banks — 3.6%
881	Bank OZK	36,879
682	Cadence Bank	17,084
724	Cathay General Bancorp	26,556
953	CVB Financial Corp.	17,040
1,077	First Horizon Corp.	13,775
830	International Bancshares Corp.	37,242
188	Popular, Inc.	13,873
469	Zions Bancorp N.A.	16,710
		179,159
	Beverages — 0.8%
76	Celsius Holdings, Inc. (a)	3,763
50	Coca-Cola Consolidated, Inc.	36,726
		40,489
	Biotechnology — 1.9%
1,496	Exelixis, Inc. (a)	32,628
360	Halozyme Therapeutics, Inc. (a)	13,900
170	Neurocrine Biosciences, Inc. (a)	19,820
123	United Therapeutics Corp. (a)	29,520
		95,868
	Broadline Retail — 1.0%
80	Dillard’s, Inc., Class A	27,767
636	Macy’s, Inc.	10,087
720	Nordstrom, Inc.	11,247
		49,101
	Building Products — 5.6%
159	A.O. Smith Corp.	11,982
504	Builders FirstSource, Inc. (a)	67,592
76	Carlisle Cos., Inc.	21,311
97	Lennox International, Inc.	39,446
1,999	Masterbrand, Inc. (a)	26,827
426	Owens Corning	57,757
197	Simpson Manufacturing Co., Inc.	32,893
173	UFP Industries, Inc.	18,966
		276,774
	Capital Markets — 0.9%
173	Affiliated Managers Group, Inc.	23,450
80	Evercore, Inc., Class A	11,804
291	Federated Hermes, Inc.	9,260
		44,514
	Chemicals — 1.3%
192	Chemours (The) Co.	5,267
64	NewMarket Corp.	33,953
Shares	Description	Value

	Chemicals (Continued)
316	Olin Corp.	$14,896
33	Quaker Chemical Corp.	5,900
66	RPM International, Inc.	6,793
		66,809
	Commercial Services & Supplies — 0.9%
714	HNI Corp.	27,896
92	MSA Safety, Inc.	16,021
		43,917
	Communications Equipment — 1.4%
147	F5, Inc. (a)	25,165
890	Juniper Networks, Inc.	25,320
935	NetScout Systems, Inc. (a)	18,775
		69,260
	Construction & Engineering — 1.6%
387	API Group Corp. (a)	11,745
144	Comfort Systems USA, Inc.	27,876
180	EMCOR Group, Inc.	38,254
		77,875
	Construction Materials — 0.6%
154	Eagle Materials, Inc.	27,882
	Consumer Finance — 0.8%
124	FirstCash Holdings, Inc.	13,888
1,473	Navient Corp.	25,232
		39,120
	Consumer Staples Distribution & Retail — 1.0%
32	Casey’s General Stores, Inc.	8,813
734	Sprouts Farmers Market, Inc. (a)	31,621
222	US Foods Holding Corp. (a)	9,730
		50,164
	Containers & Packaging — 1.2%
136	AptarGroup, Inc.	17,257
432	Berry Global Group, Inc.	28,564
189	Greif, Inc., Class A	13,211
		59,032
	Diversified Consumer Services — 1.6%
30	Duolingo, Inc. (a)	6,369
13	Graham Holdings Co., Class B	8,153
185	Grand Canyon Education, Inc. (a)	25,293
872	H&R Block, Inc.	39,606
		79,421
	Electric Utilities — 0.6%
185	ALLETE, Inc.	10,264

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
252	NRG Energy, Inc.	$12,056
228	OGE Energy Corp.	7,991
		30,311
	Electrical Equipment — 2.7%
165	Acuity Brands, Inc.	29,578
208	Atkore, Inc. (a)	27,019
266	EnerSys	23,536
108	Hubbell, Inc.	32,400
426	nVent Electric PLC	22,684
		135,217
	Electronic Equipment, Instruments & Components — 4.4%
182	Arrow Electronics, Inc. (a)	21,578
180	Avnet, Inc.	8,417
92	Badger Meter, Inc.	13,558
187	Belden, Inc.	12,424
116	Insight Enterprises, Inc. (a)	17,565
607	Jabil, Inc.	69,999
449	Sanmina Corp. (a)	22,499
291	TD SYNNEX Corp.	28,704
874	Vishay Intertechnology, Inc.	19,429
80	Vontier Corp.	2,699
		216,872
	Energy Equipment & Services — 0.6%
360	ChampionX Corp.	10,555
236	Weatherford International PLC (a)	21,403
		31,958
	Entertainment — 0.3%
137	Roku, Inc. (a)	14,275
	Financial Services — 4.2%
1,302	Enact Holdings, Inc.	36,078
146	Equitable Holdings, Inc.	4,481
1,180	Essent Group Ltd.	57,041
3,407	MGIC Investment Corp.	59,929
1,836	Radian Group, Inc.	47,204
197	Western Union (The) Co.	2,291
		207,024
	Food Products — 0.8%
253	Ingredion, Inc.	25,930
127	J.M. Smucker (The) Co.	13,936
		39,866
	Gas Utilities — 1.0%
537	National Fuel Gas Co.	27,274
216	New Jersey Resources Corp.	9,115
557	UGI Corp.	12,249
		48,638
Shares	Description	Value

	Ground Transportation — 0.2%
44	Landstar System, Inc.	$7,597
	Health Care Equipment & Supplies — 2.3%
974	Envista Holdings Corp. (a)	22,100
552	Globus Medical, Inc., Class A (a)	24,796
198	Haemonetics Corp. (a)	16,012
184	Inari Medical, Inc. (a)	10,983
318	Integra LifeSciences Holdings Corp. (a)	12,463
99	Lantheus Holdings, Inc. (a)	7,090
57	Merit Medical Systems, Inc. (a)	4,079
82	Penumbra, Inc. (a)	18,211
		115,734
	Health Care Providers & Services — 4.0%
288	AMN Healthcare Services, Inc. (a)	19,526
376	Cardinal Health, Inc.	40,262
48	Chemed Corp.	27,216
357	Enhabit, Inc. (a)	3,806
235	Henry Schein, Inc. (a)	15,682
68	Molina Healthcare, Inc. (a)	24,858
443	Option Care Health, Inc. (a)	13,179
598	Patterson Cos., Inc.	15,195
650	Premier, Inc., Class A	13,383
204	Tenet Healthcare Corp. (a)	14,078
70	Universal Health Services, Inc., Class B	9,624
		196,809
	Health Care REITs — 1.6%
1,736	Medical Properties Trust, Inc.	8,419
1,209	Omega Healthcare Investors, Inc.	38,386
2,060	Sabra Health Care REIT, Inc.	30,076
		76,881
	Hotel & Resort REITs — 0.8%
713	Apple Hospitality REIT, Inc.	11,886
1,853	Park Hotels & Resorts, Inc.	27,480
		39,366
	Hotels, Restaurants & Leisure — 0.6%
376	Travel + Leisure Co.	13,401
190	Wyndham Hotels & Resorts, Inc.	14,694
		28,095
	Household Durables — 4.8%
26	Installed Building Products, Inc.	3,913
1,084	KB Home	56,476
321	Meritage Homes Corp.	45,357
373	PulteGroup, Inc.	32,981

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
753	Taylor Morrison Home Corp. (a)	$33,960
359	Toll Brothers, Inc.	30,835
97	TopBuild Corp. (a)	28,691
184	Tri Pointe Homes, Inc. (a)	5,369
		237,582
	Independent Power and Renewable Electricity Producers — 1.4%
1,888	Vistra Corp.	66,854
	Industrial REITs — 0.9%
392	Americold Realty Trust, Inc.	11,066
887	STAG Industrial, Inc.	31,799
		42,865
	Insurance — 3.7%
70	Assurant, Inc.	11,761
56	Brighthouse Financial, Inc. (a)	2,914
91	Erie Indemnity Co., Class A	26,903
525	Loews Corp.	36,902
1,022	Old Republic International Corp.	29,955
168	Primerica, Inc.	35,198
929	Unum Group	39,947
		183,580
	IT Services — 0.4%
463	DXC Technology Co. (a)	10,709
76	GoDaddy, Inc., Class A (a)	7,605
		18,314
	Life Sciences Tools & Services — 0.5%
60	Bruker Corp.	3,905
76	Medpace Holdings, Inc. (a)	20,575
		24,480
	Machinery — 4.7%
135	AGCO Corp.	15,327
654	Allison Transmission Holdings, Inc.	34,976
25	Crane Co.	2,642
178	Esab Corp.	13,733
84	Federal Signal Corp.	5,791
180	Graco, Inc.	14,540
42	ITT, Inc.	4,547
514	Kennametal, Inc.	11,981
114	Lincoln Electric Holdings, Inc.	22,579
612	Mueller Industries, Inc.	25,416
70	Snap-on, Inc.	19,228
666	Terex Corp.	32,967
Shares	Description	Value

	Machinery (Continued)
180	Timken (The) Co.	$13,032
76	Watts Water Technologies, Inc., Class A	14,631
		231,390
	Media — 1.7%
64	John Wiley & Sons, Inc., Class A	1,933
737	New York Times (The) Co., Class A	34,632
249	Nexstar Media Group, Inc.	35,340
854	TEGNA, Inc.	13,092
		84,997
	Metals & Mining — 3.9%
68	Alpha Metallurgical Resources, Inc.	19,078
927	Commercial Metals Co.	42,021
258	Reliance Steel & Aluminum Co.	71,017
376	Steel Dynamics, Inc.	44,793
188	Worthington Industries, Inc.	13,480
		190,389
	Office REITs — 1.7%
1,119	COPT Defense Properties	27,080
1,306	Cousins Properties, Inc.	26,799
588	Highwoods Properties, Inc.	11,142
3,041	Hudson Pacific Properties, Inc.	17,851
		82,872
	Oil, Gas & Consumable Fuels — 3.0%
267	Chord Energy Corp.	43,291
394	Civitas Resources, Inc.	27,064
564	HF Sinclair Corp.	29,599
24	Ovintiv, Inc.	1,064
641	PBF Energy, Inc., Class A	28,461
699	Peabody Energy Corp.	16,664
		146,143
	Personal Care Products — 1.5%
691	BellRing Brands, Inc. (a)	36,554
221	elf Beauty, Inc. (a)	26,098
711	Nu Skin Enterprises, Inc., Class A	12,101
		74,753
	Pharmaceuticals — 0.6%
33	Jazz Pharmaceuticals PLC (a)	3,902
317	Organon & Co.	3,588
454	Perrigo Co. PLC	13,829
164	Prestige Consumer Healthcare, Inc. (a)	9,405
		30,724

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services — 3.7%
218	ASGN, Inc. (a)	$19,454
288	Concentrix Corp.	27,069
531	Genpact Ltd.	18,033
21	Insperity, Inc.	2,389
172	KBR, Inc.	8,887
358	ManpowerGroup, Inc.	26,567
256	Maximus, Inc.	21,373
354	Parsons Corp. (a)	22,051
160	Robert Half, Inc.	13,117
104	Science Applications International Corp.	12,211
93	TriNet Group, Inc. (a)	10,781
		181,932
	Real Estate Management & Development — 0.6%
200	Jones Lang LaSalle, Inc. (a)	31,104
	Residential REITs — 0.1%
95	Equity LifeStyle Properties, Inc.	6,754
	Retail REITs — 0.8%
176	Brixmor Property Group, Inc.	3,788
708	Kite Realty Group Trust	14,953
252	NNN REIT, Inc.	10,236
334	Phillips Edison & Co., Inc.	11,770
		40,747
	Semiconductors & Semiconductor Equipment — 1.2%
91	Axcelis Technologies, Inc. (a)	11,309
99	Cirrus Logic, Inc. (a)	7,515
132	Lattice Semiconductor Corp. (a)	7,729
93	Onto Innovation, Inc. (a)	13,114
307	Rambus, Inc. (a)	20,775
		60,442
	Software — 3.6%
92	ACI Worldwide, Inc. (a)	2,460
112	Appfolio, Inc., Class A (a)	21,196
396	Box, Inc., Class A (a)	10,363
133	Braze, Inc., Class A (a)	7,307
54	CommVault Systems, Inc. (a)	3,973
36	Dolby Laboratories, Inc., Class A	3,101
930	Dropbox, Inc., Class A (a)	26,207
32	Fair Isaac Corp. (a)	34,803
252	Gen Digital, Inc.	5,564
186	InterDigital, Inc.	18,585
68	Manhattan Associates, Inc. (a)	15,167
91	Qualys, Inc. (a)	16,821
57	Smartsheet, Inc., Class A (a)	2,416
Shares	Description	Value

	Software (Continued)
16	SPS Commerce, Inc. (a)	$2,757
103	Teradata Corp. (a)	4,867
		175,587
	Specialized REITs — 1.1%
264	CubeSmart	10,497
399	Gaming and Leisure Properties, Inc.	18,645
99	Iron Mountain, Inc.	6,351
45	Lamar Advertising Co., Class A	4,558
404	National Storage Affiliates Trust	13,409
		53,460
	Specialty Retail — 4.4%
88	Abercrombie & Fitch Co., Class A (a)	6,678
467	Academy Sports & Outdoors, Inc.	23,756
86	Asbury Automotive Group, Inc. (a)	18,044
204	AutoNation, Inc. (a)	27,595
93	Dick’s Sporting Goods, Inc.	12,099
455	Gap (The), Inc.	9,132
42	Group 1 Automotive, Inc.	11,848
76	Murphy USA, Inc.	28,086
166	Penske Automotive Group, Inc.	24,784
328	Victoria’s Secret & Co. (a)	8,840
141	Wayfair, Inc., Class A (a)	7,868
205	Williams-Sonoma, Inc.	38,446
		217,176
	Technology Hardware, Storage & Peripherals — 1.5%
316	NetApp, Inc.	28,879
172	Pure Storage, Inc., Class A (a)	5,729
136	Super Micro Computer, Inc. (a)	37,192
		71,800
	Textiles, Apparel & Luxury Goods — 2.0%
73	Carter’s, Inc.	4,978
114	Crocs, Inc. (a)	12,040
88	Deckers Outdoor Corp. (a)	58,429
108	PVH Corp.	10,560
24	Ralph Lauren Corp.	3,105
383	Tapestry, Inc.	12,130
		101,242
	Trading Companies & Distributors — 2.8%
95	Applied Industrial Technologies, Inc.	15,207
168	Beacon Roofing Supply, Inc. (a)	13,500
325	Boise Cascade Co.	35,522
588	Core & Main, Inc., Class A (a)	20,598

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
193	MSC Industrial Direct Co., Inc., Class A	$18,802
59	Watsco, Inc.	22,552
84	WESCO International, Inc.	13,091
		139,272
	Total Common Stocks	4,921,301
	(Cost $4,774,337)
MONEY MARKET FUNDS — 0.2%
8,707	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.23% (b)	8,707
	(Cost $8,707)

	Total Investments — 99.9%	4,930,008
	(Cost $4,783,044)
	Net Other Assets and Liabilities — 0.1%	4,754
	Net Assets — 100.0%	$4,934,762

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,921,301	$ 4,921,301	$ —	$ —
Money Market Funds	8,707	8,707	—	—
Total Investments	$4,930,008	$4,930,008	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 0.3%
78	Moog, Inc., Class A	$10,921
	Air Freight & Logistics — 0.6%
30	Forward Air Corp.	1,906
261	Hub Group, Inc., Class A (a)	19,718
		21,624
	Automobile Components — 0.5%
374	Modine Manufacturing Co. (a)	18,401
	Automobiles — 0.3%
156	Winnebago Industries, Inc.	10,082
	Banks — 6.7%
279	Bancorp (The), Inc. (a)	10,884
714	Bank of NT Butterfield & Son Ltd. (The)	19,799
792	BankUnited, Inc.	21,851
513	Cadence Bank	12,851
300	Cathay General Bancorp	11,004
204	City Holding Co.	19,639
780	CVB Financial Corp.	13,946
870	Eagle Bancorp, Inc.	20,654
789	First BanCorp	11,835
78	First Interstate BancSystem, Inc., Class A	2,020
36	Independent Bank Corp.	2,053
227	International Bancshares Corp.	10,186
641	OFG Bancorp	21,512
192	Pathward Financial, Inc.	9,521
84	Popular, Inc.	6,198
462	Preferred Bank	28,473
555	Provident Financial Services, Inc.	8,447
600	S&T Bancorp, Inc.	16,794
		247,667
	Beverages — 0.5%
12	Coca-Cola Consolidated, Inc.	8,814
288	Vita Coco (The) Co., Inc. (a)	8,082
		16,896
	Biotechnology — 4.1%
219	ACADIA Pharmaceuticals, Inc. (a)	4,879
1,019	Alkermes PLC (a)	24,599
54	Blueprint Medicines Corp. (a)	3,761
264	Cabaletta Bio, Inc. (a)	4,237
2,504	Catalyst Pharmaceuticals, Inc. (a)	36,133
850	Dynavax Technologies Corp. (a)	11,645
399	Eagle Pharmaceuticals, Inc. (a)	2,334
195	ImmunoGen, Inc. (a)	5,723
Shares	Description	Value

	Biotechnology (Continued)
852	Ironwood Pharmaceuticals, Inc. (a)	$8,435
443	Kiniksa Pharmaceuticals Ltd., Class A (a)	7,163
102	Krystal Biotech, Inc. (a)	10,632
303	Mirum Pharmaceuticals, Inc. (a)	9,717
498	TG Therapeutics, Inc. (a)	6,379
3,504	Vanda Pharmaceuticals, Inc. (a)	13,035
75	Veracyte, Inc. (a)	1,920
		150,592
	Broadline Retail — 1.2%
84	Dillard’s, Inc., Class A	29,155
84	Kohl’s Corp.	1,970
765	Macy’s, Inc.	12,133
126	Nordstrom, Inc.	1,968
		45,226
	Building Products — 2.3%
132	American Woodmark Corp. (a)	9,557
225	Apogee Enterprises, Inc.	10,148
54	Gibraltar Industries, Inc. (a)	3,628
276	Insteel Industries, Inc.	9,390
180	Janus International Group, Inc. (a)	1,899
630	Resideo Technologies, Inc. (a)	10,351
150	Simpson Manufacturing Co., Inc.	25,045
123	UFP Industries, Inc.	13,484
		83,502
	Capital Markets — 1.1%
372	Donnelley Financial Solutions, Inc. (a)	21,956
111	Hamilton Lane, Inc., Class A	10,861
36	Piper Sandler Cos.	5,570
60	Victory Capital Holdings, Inc., Class A	1,929
		40,316
	Chemicals — 0.9%
246	AdvanSix, Inc.	6,428
153	Hawkins, Inc.	9,400
222	Koppers Holdings, Inc.	10,028
753	LSB Industries, Inc. (a)	6,453
		32,309
	Commercial Services & Supplies — 1.3%
96	Brady Corp., Class A	5,402
231	CECO Environmental Corp. (a)	4,447
96	Cimpress PLC (a)	6,767
963	GEO Group (The), Inc. (a)	9,774
231	Matthews International Corp., Class A	7,889

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
75	MillerKnoll, Inc.	$1,935
972	Steelcase, Inc., Class A	11,965
		48,179
	Communications Equipment — 0.8%
813	Extreme Networks, Inc. (a)	13,122
779	NetScout Systems, Inc. (a)	15,642
		28,764
	Construction & Engineering — 1.7%
129	Comfort Systems USA, Inc.	24,972
87	EMCOR Group, Inc.	18,489
287	Sterling Infrastructure, Inc. (a)	18,227
		61,688
	Consumer Finance — 0.8%
1,178	Navient Corp.	20,179
365	PROG Holdings, Inc. (a)	9,950
		30,129
	Consumer Staples Distribution & Retail — 0.9%
231	Andersons (The), Inc.	11,518
93	Ingles Markets, Inc., Class A	7,591
72	SpartanNash Co.	1,596
48	Sprouts Farmers Market, Inc. (a)	2,068
255	United Natural Foods, Inc. (a)	3,710
135	Weis Markets, Inc.	8,147
		34,630
	Diversified Consumer Services — 2.2%
45	Duolingo, Inc. (a)	9,553
99	Grand Canyon Education, Inc. (a)	13,535
261	H&R Block, Inc.	11,855
1,414	Perdoceo Education Corp.	24,632
105	Strategic Education, Inc.	9,342
180	Stride, Inc. (a)	10,904
		79,821
	Electric Utilities — 0.9%
224	ALLETE, Inc.	12,428
284	Otter Tail Corp.	21,672
		34,100
	Electrical Equipment — 2.1%
12	Acuity Brands, Inc.	2,151
246	Atkore, Inc. (a)	31,956
123	Encore Wire Corp.	22,669
Shares	Description	Value

	Electrical Equipment (Continued)
144	Powell Industries, Inc.	$11,975
315	Thermon Group Holdings, Inc. (a)	9,497
		78,248
	Electronic Equipment, Instruments & Components — 4.3%
135	Badger Meter, Inc.	19,895
81	Bel Fuse, Inc., Class B	4,382
265	Belden, Inc.	17,607
48	CTS Corp.	1,860
1,098	Daktronics, Inc. (a)	11,452
348	ePlus, Inc. (a)	22,091
87	Insight Enterprises, Inc. (a)	13,173
210	Knowles Corp. (a)	3,333
252	Napco Security Technologies, Inc.	7,711
75	OSI Systems, Inc. (a)	9,247
225	PC Connection, Inc.	13,417
399	Sanmina Corp. (a)	19,994
723	Vishay Intertechnology, Inc.	16,072
		160,234
	Energy Equipment & Services — 1.7%
702	Archrock, Inc.	10,172
988	Helix Energy Solutions Group, Inc. (a)	9,208
228	Liberty Energy, Inc.	4,526
188	Tidewater, Inc. (a)	11,295
305	Weatherford International PLC (a)	27,660
		62,861
	Financial Services — 2.8%
342	A-Mark Precious Metals, Inc.	9,802
351	Enact Holdings, Inc.	9,726
66	Essent Group Ltd.	3,190
366	International Money Express, Inc. (a)	7,631
1,579	MGIC Investment Corp.	27,775
204	Mr. Cooper Group, Inc. (a)	12,346
378	NMI Holdings, Inc., Class A (a)	10,395
678	Radian Group, Inc.	17,431
335	Remitly Global, Inc. (a)	7,216
		105,512
	Food Products — 1.2%
402	Cal-Maine Foods, Inc.	19,264
708	Dole PLC	8,149
744	Fresh Del Monte Produce, Inc.	16,963
		44,376

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities — 0.0%
33	ONE Gas, Inc.	$1,902
	Ground Transportation — 0.5%
105	ArcBest Corp.	12,515
1,196	Daseke, Inc. (a)	5,238
		17,753
	Health Care Equipment & Supplies — 3.2%
480	Avanos Medical, Inc. (a)	10,344
171	Embecta Corp.	3,136
351	Globus Medical, Inc., Class A (a)	15,767
123	Haemonetics Corp. (a)	9,947
30	Inari Medical, Inc. (a)	1,791
603	Inmode Ltd. (a)	14,321
118	Lantheus Holdings, Inc. (a)	8,451
111	LeMaitre Vascular, Inc.	5,850
96	QuidelOrtho Corp. (a)	6,598
102	SI-BONE, Inc. (a)	1,934
1,009	Tactile Systems Technology, Inc. (a)	13,450
102	TransMedics Group, Inc. (a)	7,719
123	UFP Technologies, Inc. (a)	20,475
		119,783
	Health Care Providers & Services — 3.5%
147	Addus HomeCare Corp. (a)	12,818
48	AMN Healthcare Services, Inc. (a)	3,254
324	Apollo Medical Holdings, Inc. (a)	10,767
99	CorVel Corp. (a)	20,677
807	Cross Country Healthcare, Inc. (a)	16,358
783	Hims & Hers Health, Inc. (a)	6,961
318	NeoGenomics, Inc. (a)	5,778
674	Option Care Health, Inc. (a)	20,051
234	Owens & Minor, Inc. (a)	4,652
1,763	Pediatrix Medical Group, Inc. (a)	14,774
740	Premier, Inc., Class A	15,237
		131,327
	Health Care REITs — 0.9%
572	CareTrust REIT, Inc.	13,202
177	National Health Investors, Inc.	9,604
744	Sabra Health Care REIT, Inc.	10,862
		33,668
	Health Care Technology — 0.0%
69	Phreesia, Inc. (a)	1,063
Shares	Description	Value

	Hotel & Resort REITs — 0.2%
609	Park Hotels & Resorts, Inc.	$9,032
	Household Durables — 4.0%
270	Beazer Homes USA, Inc. (a)	7,104
108	Century Communities, Inc.	7,791
279	Dream Finders Homes, Inc., Class A (a)	6,791
477	Ethan Allen Interiors, Inc.	12,803
387	Green Brick Partners, Inc. (a)	18,363
489	KB Home	25,477
224	M.D.C. Holdings, Inc.	9,914
240	M/I Homes, Inc. (a)	25,322
87	Meritage Homes Corp.	12,293
480	Taylor Morrison Home Corp. (a)	21,648
78	Tri Pointe Homes, Inc. (a)	2,276
		149,782
	Industrial REITs — 0.3%
129	Innovative Industrial Properties, Inc.	10,534
	Insurance — 2.3%
57	Employers Holdings, Inc.	2,184
132	Enstar Group Ltd. (a)	36,253
69	RLI Corp.	9,356
120	Selective Insurance Group, Inc.	12,203
883	SiriusPoint Ltd. (a)	9,430
882	Universal Insurance Holdings, Inc.	14,959
		84,385
	Interactive Media & Services — 0.8%
1,033	Cars.com, Inc. (a)	19,234
204	Yelp, Inc. (a)	8,917
		28,151
	IT Services — 0.0%
69	Squarespace, Inc., Class A (a)	1,934
	Leisure Products — 0.0%
69	Vista Outdoor, Inc. (a)	1,947
	Life Sciences Tools & Services — 0.8%
1,721	Maravai LifeSciences Holdings, Inc., Class A (a)	8,777
33	Medpace Holdings, Inc. (a)	8,934
53	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d) (e)	0
53	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d) (e)	0
501	Quanterix Corp. (a)	12,009
		29,720
	Machinery — 2.5%
522	Mueller Industries, Inc.	21,679
63	Standex International Corp.	8,431

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
444	Terex Corp.	$21,978
1,355	Titan International, Inc. (a)	17,710
531	Wabash National Corp.	11,639
63	Watts Water Technologies, Inc., Class A	12,128
		93,565
	Marine Transportation — 1.4%
201	Eagle Bulk Shipping, Inc.	9,136
1,256	Genco Shipping & Trading Ltd.	19,493
243	Matson, Inc.	23,272
		51,901
	Media — 0.8%
213	Scholastic Corp.	8,092
1,366	TEGNA, Inc.	20,941
		29,033
	Metals & Mining — 4.8%
174	Alpha Metallurgical Resources, Inc.	48,817
240	Arch Resources, Inc.	39,830
318	Carpenter Technology Corp.	22,518
462	Commercial Metals Co.	20,943
254	Ryerson Holding Corp.	7,866
651	Warrior Met Coal, Inc.	36,437
		176,411
	Multi-Utilities — 0.3%
210	Black Hills Corp.	10,834
	Office REITs — 1.7%
474	Cousins Properties, Inc.	9,727
513	Highwoods Properties, Inc.	9,721
3,077	Hudson Pacific Properties, Inc.	18,062
240	Kilroy Realty Corp.	7,915
1,274	Office Properties Income Trust	7,109
1,628	Piedmont Office Realty Trust, Inc., Class A	10,126
		62,660
	Oil, Gas & Consumable Fuels — 5.5%
995	Ardmore Shipping Corp.	13,532
213	California Resources Corp.	10,908
36	Chord Energy Corp.	5,837
255	CONSOL Energy, Inc.	27,201
877	DHT Holdings, Inc.	8,735
752	Dorian LPG Ltd.	31,855
153	International Seaways, Inc.	6,983
51	Ovintiv, Inc.	2,261
261	Par Pacific Holdings, Inc. (a)	8,944
519	PBF Energy, Inc., Class A	23,044
822	Peabody Energy Corp.	19,596
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
675	SandRidge Energy, Inc.	$9,322
78	Scorpio Tankers, Inc.	4,281
620	Teekay Tankers Ltd., Class A	30,808
		203,307
	Paper & Forest Products — 0.6%
423	Sylvamo Corp.	21,268
	Passenger Airlines — 0.4%
282	SkyWest, Inc. (a)	13,333
	Personal Care Products — 2.2%
159	BellRing Brands, Inc. (a)	8,411
300	elf Beauty, Inc. (a)	35,427
78	Inter Parfums, Inc.	9,762
246	Medifast, Inc.	16,330
582	Nu Skin Enterprises, Inc., Class A	9,906
		79,836
	Pharmaceuticals — 3.5%
679	Amphastar Pharmaceuticals, Inc. (a)	38,241
252	ANI Pharmaceuticals, Inc. (a)	12,552
90	Axsome Therapeutics, Inc. (a)	6,071
464	Corcept Therapeutics, Inc. (a)	11,818
522	Harmony Biosciences Holdings, Inc. (a)	15,169
462	Innoviva, Inc. (a)	6,399
147	Intra-Cellular Therapies, Inc. (a)	9,021
282	Ligand Pharmaceuticals, Inc. (a)	16,444
759	SIGA Technologies, Inc.	4,121
366	Supernus Pharmaceuticals, Inc. (a)	9,974
		129,810
	Professional Services — 1.8%
191	CBIZ, Inc. (a)	11,057
18	CRA International, Inc.	1,706
63	CSG Systems International, Inc.	3,099
348	Heidrick & Struggles International, Inc.	9,459
204	Huron Consulting Group, Inc. (a)	21,251
138	Kforce, Inc.	9,618
189	Korn Ferry	9,779
21	TriNet Group, Inc. (a)	2,434
		68,403
	Real Estate Management & Development — 0.5%
792	RMR Group (The), Inc., Class A	18,873
	Retail REITs — 1.4%
9	Acadia Realty Trust	136

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Retail REITs (Continued)
506	Kite Realty Group Trust	$10,687
597	SITE Centers Corp.	7,874
902	Tanger, Inc.	22,514
531	Urban Edge Properties	8,894
		50,105
	Semiconductors & Semiconductor Equipment — 2.1%
123	Aehr Test Systems (a)	2,824
378	Amkor Technology, Inc.	10,648
153	Axcelis Technologies, Inc. (a)	19,015
24	Cirrus Logic, Inc. (a)	1,822
240	Cohu, Inc. (a)	7,615
102	Lattice Semiconductor Corp. (a)	5,972
315	MaxLinear, Inc. (a)	5,900
456	Photronics, Inc. (a)	9,636
230	Rambus, Inc. (a)	15,564
		78,996
	Software — 4.2%
153	A10 Networks, Inc.	1,911
1,955	Adeia, Inc.	17,966
165	Alkami Technology, Inc. (a)	3,757
111	Appfolio, Inc., Class A (a)	21,007
75	Box, Inc., Class A (a)	1,963
198	Braze, Inc., Class A (a)	10,878
147	CommVault Systems, Inc. (a)	10,816
216	Intapp, Inc. (a)	8,100
126	InterDigital, Inc.	12,590
33	Progress Software Corp.	1,777
93	Qualys, Inc. (a)	17,190
501	Sapiens International Corp. N.V.	12,891
21	SPS Commerce, Inc. (a)	3,618
42	Teradata Corp. (a)	1,985
279	Varonis Systems, Inc. (a)	11,687
405	Verint Systems, Inc. (a)	9,951
907	Yext, Inc. (a)	6,013
		154,100
	Specialized REITs — 0.3%
216	EPR Properties	9,638
	Specialty Retail — 5.2%
285	Abercrombie & Fitch Co., Class A (a)	21,629
72	Academy Sports & Outdoors, Inc.	3,663
66	Asbury Automotive Group, Inc. (a)	13,848
672	Buckle (The), Inc.	25,912
1,005	Caleres, Inc.	30,512
57	Genesco, Inc. (a)	2,130
Shares	Description	Value

	Specialty Retail (Continued)
96	Guess?, Inc.	$2,114
66	Haverty Furniture Cos., Inc.	2,068
207	Hibbett, Inc.	12,948
57	Murphy USA, Inc.	21,064
297	ODP (The) Corp. (a)	13,528
243	Signet Jewelers Ltd.	19,970
69	Victoria’s Secret & Co. (a)	1,860
48	Winmark Corp.	20,640
		191,886
	Technology Hardware, Storage & Peripherals — 1.2%
132	Super Micro Computer, Inc. (a)	36,098
732	Xerox Holdings Corp.	10,241
		46,339
	Textiles, Apparel & Luxury Goods — 0.3%
42	Kontoor Brands, Inc.	2,309
396	Movado Group, Inc.	10,355
		12,664
	Tobacco — 0.2%
786	Vector Group Ltd.	8,418
	Trading Companies & Distributors — 2.9%
21	Applied Industrial Technologies, Inc.	3,362
27	Beacon Roofing Supply, Inc. (a)	2,170
204	BlueLinx Holdings, Inc. (a)	17,921
398	Boise Cascade Co.	43,501
300	GMS, Inc. (a)	20,292
741	Hudson Technologies, Inc. (a)	9,151
966	NOW, Inc. (a)	9,631
		106,028
	Water Utilities — 0.2%
255	Consolidated Water Co., Ltd.	9,203
	Total Common Stocks	3,693,670
	(Cost $3,460,023)
MONEY MARKET FUNDS — 0.2%
6,935	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.23% (f)	6,935
	(Cost $6,935)

	Total Investments — 99.9%	3,700,605
	(Cost $3,466,958)
	Net Other Assets and Liabilities — 0.1%	2,661
	Net Assets — 100.0%	$3,703,266

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)
(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”).
(c)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At November 30, 2023, securities
noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 29,720	$ 29,720	$ —	$ —**
Other Industry Categories*	3,663,950	3,663,950	—	—
Money Market Funds	6,935	6,935	—	—
Total Investments	$3,700,605	$3,700,605	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of November 30, 2023, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	53	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	53	0.00	0	0	0.00
				$0	$0	0.00%

First Trust Exchange-Traded Fund VIII
Additional Information
November 30, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.